Income Tax Provision (Details) (USD $)	Dec. 31, 2011	Dec. 31, 2010
Net deferred tax assets – non-current:
Expected income tax benefit from NOL carry-forwards	$ 550,920	$ 498,048
Deferred Tax Assets, Valuation Allowance, Noncurrent	(550,920)	(498,048)
Deferred Tax Assets, Net of Valuation Allowance, Noncurrent